Marketable securities	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Marketable securities

7. Marketable securities

The Company invests available liquid assets, (i.e., not used or expected to be needed in short/very short-term operations), in marketable securities consisting of highly rated domestic and foreign government debt securities, specifically U.S. Treasury Bills and Notes, and Italian Government Bonds. Since the Company’s intent was not to sell the securities immediately, but the Company was uncertain if the securities would be held until maturity, it was determined that debt securities were to be classified as AFS.

For the six months ended June 30, 2025, the unrealized gain recognized during the reporting period on marketable securities still held at the reporting date was approximately €70,169, while there was no unrealized loss recognized during the reporting period on marketable securities still held at the reporting date.

Available-for-sale (“AFS”) debt securities are detailed as follows:

	June 30, 2025
	Amortized cost	Fair value	Unrealized gain (loss)	Allowance for credit losses

Available-for-sale (“AFS”)	€12,422,023	€12,491,755	€70,169	€-

Total debt securities	€12,422,023	€12,491,755	€70,169	€-

	December 31, 2024
	Amortized cost	Fair value	Unrealized gain (loss)	Allowance for credit losses

Available-for-sale (“AFS”)	€7,992,891	€8,078,002	€96,234	€-

Total Debt Securities	€7,992,891	€8,078,002	€96,234	€-